Prepayments, receivables and other current assets, net and other non current assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments, receivables and other current assets, net and other non-current assets net
Deductible VAT-input	¥ 1,533,722		¥ 1,553,800
Rental deposits and other deposits, net	424,492		189,840
Prepayments for promotion and advertising expenses and other operation expenses	388,284		371,149
Advances to employees	375,468		303,050
Payments to drivers and partners on behalf of end users	308,627		148,971
Prepayments for insurance costs	204,915		239,417
Inventories, net	135,480		197,957
Interest receivables	74,126		13,293
Short-term finance lease receivables, net	21,616		44,020
Others, net	726,222		896,478
Total	4,192,952	$ 607,922	3,957,975
Deductible VAT-input	864,319		1,070,370
Prepayments for purchase of property and equipment and other noncurrent assets	570,639		166,425
Prepayments for long-term investments	252,995		200,000
Rental deposits and other deposits	153,240		203,154
Long-term finance lease receivables, net	14,261		41,579
Others	5,411		17,942
Total	¥ 1,860,865	$ 269,800	¥ 1,699,470